Fair Value	12 Months Ended
Dec. 31, 2020
Fair Value Disclosures [Abstract]
Fair Value

Note 5 — Fair Value

Fair Value Hierarchy

FASB ASC 820 defines fair value, establishes a framework for measuring fair value, and establishes a hierarchy of fair value inputs. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. A fair value measurement assumes that the transaction to sell the asset or transfer the liability occurs in the principal market for the asset or liability or, in the absence of a principal market, the most advantageous market. Valuation techniques that are consistent with the market, income or cost approach, as specified by FASB ASC 820, are used to measure fair value.

The fair value hierarchy prioritizes the inputs to valuation techniques used to measure fair value into three broad levels:

•        Level 1 inputs are quoted prices (unadjusted) in active markets for identical assets or liabilities that the Company can access at the measurement date.

•        Level 2 are inputs other than quoted prices included within level 1 that are observable for the asset or liability either directly or indirectly.

•        Level 3 inputs are unobservable inputs for the asset or liability.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

A description of the valuation techniques applied to the Group’s major categories of assets and liabilities measured at fair value on a recurring basis follows.

Exchange-traded equity securities and futures are generally valued based on quoted prices at the close of trading on the period end date. To the extent these securities and futures are actively traded, valuation adjustments are not applied, and they are categorized in level 1 of the fair value hierarchy; otherwise, they are categorized in level 2 or level 3 of the fair value hierarchy.

Listed derivatives that are actively traded are valued based on quoted prices at the close of trading on the period end date and are categorized in level 1 of the fair value hierarchy. Listed derivatives that are not actively traded are valued using the same approaches as those applied to OTC derivatives; they are generally categorized in level 2 of the fair value hierarchy.

Depending on the product and the terms of the transaction, the fair value of OTC derivative products can be either observed or modeled using a series of techniques and model inputs from comparable benchmarks. Substantially all of the Group’s OTC derivatives were carried at fair value based on spot exchange rates broadly distributed in active markets, or amounts approximating fair value. Such values are categorized as level 2 of the fair value hierarchy.

The following table presents the Group’s fair value hierarchy for those assets and liabilities measured at fair value on a recurring basis at December 31, 2020 and 2019.

At December 31, 2020

	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Listed equity securities	$17,622	$—	$—	$17,622

Liabilities
Derivatives	$—	$(5,653)	$—	$(5,653)

At December 31, 2019

	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Listed equity securities	$180,201	$—	$—	$180,201
Derivatives	—	194,110	—	194,110
	$180,201	$194,110	$—	$374,311

There were no transfers between level 1 and level 2 during either year.

The following table presents the carrying values and estimated fair values of financial assets and liabilities, excluding financial instruments that are carried at fair value on a recurring basis, and information is provided on their classification within the fair value hierarchy.

At December 31, 2020

	Total Carrying Value	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Estimated Fair Value
Assets
Cash and cash equivalents	$3,426,467	$3,426,467	$—	$—	$3,426,467
Bank balances held on behalf of customers	1,367,630	1,367,630	—	—	1,367,630
Receivables from broker-dealers and clearing organizations	8,089,193	—	8,089,193	—	8,089,193
Short-term loans receivable	2,239,378	—	2,239,378	—	2,239,378
Commissions receivable	71,253	—	71,253	—	71,253
Other receivables	724,708	—	724,708	—	724,708
	$15,918,629	$4,794,097	$10,399,824	$—	$15,918,629

Liabilities
Payables to customers	$5,221,270	$—	$5,221,270	$—	$5,221,270
Payable to broker-dealers	3,845,740	—	3,845,740	—	3,845,740
Commissions payable	39,180	—	39,180	—	39,180
Accrued expenses and other payables	1,763,094	—	1,763,094	—	1,763,094
Short-term borrowings	293,905	—	293,905	—	293,905
Due to director	149,522	—	149,522	—	149,522
	$11,312,711	$—	$11,312,711	$—	$11,312,711

At December 31, 2019

	Total Carrying Value	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Estimated Fair Value
Assets
Cash and cash equivalents	$6,388,978	$6,388,978	$—	$—	$6,388,978
Bank balances held on behalf of customers	2,192,201	2,192,201	—	—	2,192,201
Receivables from broker-dealers and clearing organizations	1,684,961	—	1,684,961	—	1,684,961
Short-term loans receivable	1,637,310	—	1,637,310	—	1,637,310
Commissions receivable	88,560	—	88,560	—	88,560
Other receivables	166,064	—	166,064	—	166,064
	$12,158,074	$8,581,179	$3,576,895	$—	$12,158,074

	Total Carrying Value	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Estimated Fair Value
Liabilities
Payables to customers	$3,853,693	$—	$3,853,693	$—	$3,853,693
Commissions payable	29,439	—	29,439	—	29,439
Dividends payable	385,901	—	385,901		385,901
Accrued expenses and other payables	417,445	—	417,445	—	417,445
Short-term borrowings	1,412,570	—	1,412,570		1,412,570
Short-term borrowings from related party	128,415	—	128,415	—	128,415
	$6,227,463	$—	$6,227,463	$—	$6,227,463